Equipment, Net	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Equipment, Net

NOTE 4. EQUIPMENT, NET

Equipment, primarily comprised of computers and hardware, consisted of the following:

	As of March 31, 2021		As of June 30, 2020
	Value ($)	Useful Life (Years)	Value ($)	Useful Life (Years)
Equipment	$122,347	3	$105,239	3
Less: Accumulated Depreciation	(82,177)		(64,015)
Balance	$40,170		$41,224

Depreciation expense was $18,162 and $16,084 during the nine months ended March 31, 2021 and 2020, respectively.

NOTE 4. EQUIPMENT, NET

Equipment, primarily comprised of computers and hardware, consisted of the following:

	As of June 30, 2020		As of June 30, 2019
	Value ($)	Useful Life (Years)	Value ($)	Useful Life (Years)
Equipment	$105,239	3	$72,579	3
Less: accumulated depreciation	(64,015)		(43,793)
Balance	$41,224		$28,786

Depreciation expense was $20,222 and $21,980 during the years ended June 30, 2020 and 2019, respectively.